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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Breeco Management, L.P.
Address: Suite 2410
         700 Louisiana Street
         Houston, TX 77002

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Kirkpatrick
Title: Senior Vice President
Phone:   (713) 223-9300

Signature, Place, and Date of Signing:


         /s/ Robert Kirkpatrick    Houston, TX          8/14/00
              [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     65,079
                                              [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                   Form 13F INFORMATION TABLE
                                                     BREECO MANAGEMENT, L.P.
                                                          jUNE 30, 2000
   COLUMN 1          COLUMN 2    COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------         --------    --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION           VOTING AUTHORITY
                                                                                          (c)
                      TITLE      CUSIP         MARKET    SHRS OR   SH/  PUT/  (a)  (b)   SHARED  OTHER     (a)     (b)     (c)
NAME OF ISSUER       OF CLASS    NUMBER        VALUE     PRN AMT   PRN  CALL  SOLE SHARED OTHER  MANAGERS  SOLE   SHARED   NONE
--------------       --------    ------        ------    -------   ---  ----  ---- ------ ------ --------  ----   ------   ----

BMC Software Inc.       COMMON   055921100     3,668      100,550            SOLE                          100,550
Chase Manhattan Corp.   COMMON   16161A108     3,144       68,250            SOLE                           68,250
Compaq Computer Corp.   COMMON   204493100     3,937      154,000            SOLE                          154,000
Dain Rauscher Corp.     COMMON   233856103     3,274       49,600            SOLE                           49,600
General Motors Corp.    COMMON   370442105     4,091       70,450            SOLE                           70,450
Handleman Company       COMMON   410252100     5,449      435,900            SOLE                          435,900
IJNT.Net                COMMON   449638105     1,156      250,000            SOLE                          250,000
J.C. Penney Inc.        COMMON   708160106     1,222       66,300            SOLE                           66,300
Kaman Corp CL-A         A        483548103    10,686      999,888            SOLE                          999,888
Knight-Ridder           COMMON   499040103     3,697       69,500            SOLE                           69,500
Mail-Well Inc.          COMMON   560321200    13,798    1,599,800            SOLE                        1,599,800
Newhall Land &
  Farming Dep UTS                651426108     6,870      259,260            SOLE                          259,260
Unocal Corp.            COMMON   915289102     1,491       45,000            SOLE                           45,000
Xpedior                 COMMON   98413B100     2,597      188,000            SOLE                          188,000
Total                                         65,079






















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